Shareholders' equity - Corporate restructuring transactions (Details) - MXN ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other capital disclosures
Equity, as originally presented		$ 134,798	$ 123,287	$ 115,410	$ 105,227
Amounts recognized from merger of entities			83
Recognition of equity-settled share-based payments		(82)	336
Effect on sale of the Brokerage House, net of income tax	$ (19)		(19)
Merger | Corporate restructuring and mergers
Other capital disclosures
Amounts recognized from merger of entities	83
Recognition of equity-settled share-based payments	336
Effect on sale of the Brokerage House, net of income tax	(19)
Equity after Corporate Restructuring	115,810
Total Shareholders' Equity Attributable to the Parent
Other capital disclosures
Equity, as originally presented		134,758	123,255	115,381	105,172
Amounts recognized from merger of entities			83
Recognition of equity-settled share-based payments		(82)	336
Effect on sale of the Brokerage House, net of income tax			(19)
Total Shareholders' Equity Attributable to the Parent | Merger | Corporate restructuring and mergers
Other capital disclosures
Amounts recognized from merger of entities	83
Recognition of equity-settled share-based payments	336
Effect on sale of the Brokerage House, net of income tax	(19)
Equity after Corporate Restructuring	115,781
Capital
Other capital disclosures
Equity, as originally presented		25,660	25,660	8,086	8,086
Capitalization of share premium and accumulated reserves			17,574
Capital | Merger | Corporate restructuring and mergers
Other capital disclosures
Capitalization of share premium and accumulated reserves	17,574
Equity after Corporate Restructuring	25,660
Share premium
Other capital disclosures
Equity, as originally presented				16,956	16,956
Capitalization of share premium and accumulated reserves			(16,956)
Share premium | Merger | Corporate restructuring and mergers
Other capital disclosures
Capitalization of share premium and accumulated reserves	(16,956)
Accumulated Reserves
Other capital disclosures
Equity, as originally presented		86,674	79,227	72,838	65,190
Amounts recognized from merger of entities			83
Capitalization of share premium and accumulated reserves			(618)
Recognition of equity-settled share-based payments		(82)	319
Effect on sale of the Brokerage House, net of income tax			(19)
Accumulated Reserves | Merger | Corporate restructuring and mergers
Other capital disclosures
Amounts recognized from merger of entities	83
Capitalization of share premium and accumulated reserves	(618)
Recognition of equity-settled share-based payments	319
Effect on sale of the Brokerage House, net of income tax	(19)
Equity after Corporate Restructuring	72,603
Parent result for the period
Other capital disclosures
Equity, as originally presented		20,381	19,353	18,678	16,536
Parent result for the period | Merger | Corporate restructuring and mergers
Other capital disclosures
Equity after Corporate Restructuring	18,678
Valuation Adjustments
Other capital disclosures
Equity, as originally presented				(1,177)
Valuation Adjustments | Merger | Corporate restructuring and mergers
Other capital disclosures
Recognition of equity-settled share-based payments	17
Equity after Corporate Restructuring	(1,160)
Non-Controlling interest
Other capital disclosures
Equity, as originally presented		$ 40	$ 32	$ 29	$ 55
Non-Controlling interest | Merger | Corporate restructuring and mergers
Other capital disclosures
Equity after Corporate Restructuring	$ 29